LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MARCH 1, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND/OR

STATEMENT OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN SCHEDULE A

Effective as of March 1, 2014, the following information supplements and, to the extent inconsistent, supersedes any contrary information in each fund’s summary prospectus, prospectus and/or statement of additional information:

The fund considers a country to be an emerging market country, if, at the time of investment, it is represented in the J.P. Morgan Emerging Market Bond Index Global or the J.P. Morgan Corporate Emerging Market Bond Index Broad or categorized by the World Bank in its annual categorization as middle- or low-income.

Please retain this supplement for future reference.

SCHEDULE A

Name of Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
Legg Mason Partners Income Trust
Western Asset Emerging Markets Debt Fund	September 1, 2013
Western Asset Adjustable Rate Income Fund	September 30, 2013
Western Asset Global Strategic Income Fund	November 27, 2013
Western Asset Municipal High Income Fund	November 27, 2013
Western Asset Short Duration High Income Fund	November 27, 2013
Western Asset Corporate Bond Fund	May 1, 2013
Western Asset Global High Yield Bond Fund	May 1, 2013
Western Asset Mortgage Backed Securities Fund	May 1, 2013
Western Asset Short-Term Bond Fund	May 1, 2013

Legg Mason Partners Variable Income Trust
Western Asset Variable High Income Portfolio	May 1, 2013
Western Asset Variable Global High Yield Bond Portfolio	May 1, 2013
Western Asset Variable Strategic Bond Portfolio	May 1, 2013

Western Asset Funds, Inc.
Western Asset Core Bond Fund	May 1, 2013
Western Asset Core Plus Bond Fund	May 1, 2013
Western Asset Global Government Bond Fund	May 1, 2013
Western Asset Global Multi-Sector Fund	May 1, 2013
Western Asset High Yield Fund	May 1, 2013
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2013
Western Asset Intermediate Bond Fund	May 1, 2013
Western Asset Total Return Unconstrained Fund	May 1, 2013

WASX016182

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